Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020	¥ 97,978
2021	82,057
2022	66,079
2023	50,098
2024	¥ 38,658